Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	₩ 122,670
Other payables	121,846
Total payables	564,716
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	3,275
Total payables	38,078
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	217
Total payables	293
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	48,677
Total payables	83,556
Company, excluding the controlling company [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3,593	₩ 2,287
Other receivables	6	5
Total receivables	3,599	2,292
Trade accounts and notes payable	6,160	3,442
Other payables	217	5,595
Total payables	6,377	9,037
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	233,157	484,038
Loan		282,775
Other receivables		1,696
Total receivables	233,157	768,509
Other payables		7,146
Total payables		7,146
Company, excluding the controlling company [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables		21
Total receivables		21
Other payables	1,758	9,617
Total payables	1,758	9,617
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	59,664	59,668	₩ 60,425
Other receivables	118	118
Total receivables	59,782	59,786
Company, excluding the controlling company [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	364,190	380,180
Other receivables	9,669	13,443
Total receivables	373,859	393,623
Trade accounts and notes payable	62,578
Other payables		29,700
Total payables	62,578	29,700
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,836	2,108
Loan		5,357	6,647
Other receivables		6
Total receivables	10,836	7,471
Trade accounts and notes payable	2,101	2,449
Total payables	2,101	2,449
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		24
Loan	35,100	29,048	38,120
Other receivables	171
Total receivables	35,271	29,072
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	6,274	8,067
Loan	3,354	5,357	8,460
Other receivables	27	32
Total receivables	9,655	13,456
Trade accounts and notes payable	66	107
Total payables	66	107
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Loan	64,297	69,713	90,638
Other receivables		4,443
Total receivables	64,297	74,156
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	191,107	229,880	276,605
Total receivables	191,107	229,880
Company, excluding the controlling company [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	75,382	135,128
Loan	136,117	134,506
Other receivables	13,071	6,889
Total receivables	224,570	276,523
Trade accounts and notes payable	7,768	1,873
Other payables	5,363	2,531
Total payables	13,131	4,404
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	707,135	1,011,832
Loan	489,639	816,304	₩ 684,132
Other receivables	23,062	26,653
Total receivables	1,219,836	1,854,789
Trade accounts and notes payable	78,673	7,871
Other payables	74,194	54,589
Total payables	152,867	₩ 62,460
Company, excluding the controlling company [member] | POSCO Power Co Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,703
Total receivables	13,703
Other payables	66,856
Total payables	₩ 66,856